Restricted Net Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Restricted Net Assets [Line Items]
Restricted net assets	$ 66,970
Restricted net assets as a percentage of total consolidated net assets	6.70%
China Company Law [Member]
Restricted Net Assets [Line Items]
Required percentage of net after-tax income to be appropriated to statutory surplus reserve fund	10.00%
Required registered capital ratio to de-force compulsory net profit allocation to statutory surplus fund	50.00%